WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 132.1%
Alabama - 1.5%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants, Series D	5.000%	10/1/21	$1,500,000	$1,567,620
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	500,000	548,430	(a)

Total Alabama				2,116,050

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	250,000	290,048

Arizona - 3.3%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	593,435
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,000,000	1,155,880	(b)(c)(d)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	560,770
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	276,070	(a)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,175,970
Pinal County, AZ, Electrical District #3, Electric System Revenue, Refunding	4.000%	7/1/23	1,000,000	1,028,730

Total Arizona				4,790,855

California - 23.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	584,425
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,280,820
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.190%	4/1/24	2,000,000	2,012,680	(c)(d)
California State:
GO, Various Purpose	5.000%	3/1/35	500,000	663,325
GO, Various Purpose, Refunding	4.000%	3/1/37	750,000	908,318
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	412,990	(b)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	459,632	(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	250,175	(b)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,750,000	1,852,305	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$555,000	$566,045	(a)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,822,275
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	1,855,000	2,009,670
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/35	1,000,000	1,299,030
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/22	1,000,000	1,087,810
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,477,476	(b)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	938,557
Modesto, CA, Irrigation District, Electric System Revenue:
Series A, Refunding	5.000%	7/1/24	4,130,000	4,296,893
Series A, Refunding	5.000%	7/1/25	2,000,000	2,080,820
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	109,738	(a)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,980,000	3,798,904
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	558,160	(c)(d)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	461,622
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	968,452
Series A, Refunding	5.000%	10/1/43	250,000	316,685
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	957,900
San Bernardino City, CA, USD, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	316,530

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	$645,000	$807,101	(b)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	299,588

Total California				33,597,926

Colorado - 4.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	518,510
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	101,196	(b)
E-470 Public Highway Authority Revenue, CO, Series C, Refunding	5.250%	9/1/25	1,500,000	1,500,000
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	3,290,000	3,594,588
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	148,058

Total Colorado				5,862,352

Connecticut - 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	292,702
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	600,000	775,974
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	611,385
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	521,352
Series C	4.000%	6/1/38	250,000	293,865
Series E	5.000%	10/15/34	210,000	253,149

Total Connecticut				2,748,427

District of Columbia - 1.0%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	140,000	136,935
Series A	5.000%	3/1/38	750,000	984,000
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	350,000	363,741	(c)(d)

Total District of Columbia				1,484,676

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 7.6%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	$250,000	$298,055	(b)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	166,803	(a)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	637,105
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,627,620
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	4,000,000	4,385,240	(b)(e)
Series A, Refunding	5.000%	10/1/32	1,000,000	1,096,310	(b)(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,744,635
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	298,572
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	274,730
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	309,650

Total Florida				10,838,720

Georgia - 0.6%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	306,013
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	561,305

Total Georgia				867,318

Illinois - 19.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	554,625
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	301,676
Series C, Refunding	5.000%	12/1/24	250,000	277,780
Series D	5.000%	12/1/46	1,500,000	1,647,450
Chicago, IL, GO:
Series A	5.000%	1/1/40	600,000	661,350
Series A, Refunding	5.000%	1/1/26	500,000	562,200

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series B, Refunding	5.500%	1/1/30	$1,000,000	$1,106,600
Series C, Refunding	5.000%	1/1/25	500,000	553,350
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	990,862
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	596,950
Senior Lien, Series D	5.250%	1/1/37	400,000	476,180
Series A, Refunding	5.000%	1/1/31	1,750,000	2,018,520	(b)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	550,000	663,118	(f)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	700,842
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	614,170
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	751,678
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	329,013
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	200,000	241,622
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	599,375
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,357,450
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	650,000	772,973
Series C, Refunding	5.000%	1/1/26	925,000	1,134,559
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	125,058
Illinois State, GO:
Series 2006	5.500%	1/1/30	50,000	60,435
Series 2016, Refunding	5.000%	2/1/29	500,000	562,435
Series A	5.000%	5/1/36	770,000	854,338
Series A	5.000%	5/1/39	300,000	330,114
Series A, Refunding	5.000%	10/1/29	1,300,000	1,494,844
Series A, Refunding	5.000%	10/1/30	100,000	114,309
Series B, Refunding	5.000%	9/1/27	600,000	687,408
Series D	5.000%	11/1/27	850,000	960,576

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$1,100,000	$1,239,909
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	287,233
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,320,890
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	250,000	303,258

Total Illinois				27,253,150

Indiana - 4.8%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	914,123
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,257,059
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,514,160
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	195,000	207,287	(b)

Total Indiana				6,892,629

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	125,000	126,585

Kentucky - 2.2%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,394,208	(c)(d)
Series C	4.000%	6/1/25	1,600,000	1,810,896	(c)(d)

Total Kentucky				3,205,104

Louisiana - 5.1%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,300,500	(b)
Series B	5.000%	1/1/30	2,000,000	2,294,160	(b)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,964,787	(b)

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	$400,000	$402,568	(c)(d)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	300,000	301,470	(c)(d)

Total Louisiana				7,263,485

Massachusetts - 2.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	452,627
Massachusetts State DFA Revenue:
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,309,940	(c)(d)
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	306,233
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	197,500
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	624,785	(b)

Total Massachusetts				2,891,085

Michigan - 3.1%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	281,860
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	965,552
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	420,903
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	600,000	624,528	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	323,757
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,177,220
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	301,725
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	336,630	(b)

Total Michigan				4,432,175

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	$750,000	$920,565	(b)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	164,201
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	322,842

Total Missouri				1,407,608

Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	680,330

New Jersey - 8.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,101,220
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	3,043,175
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,338,147
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	900,495
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	165,781	(b)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	496,319
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	700,666
Transportation System, Series B	5.250%	6/15/23	2,000,000	2,080,100	(e)
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,218,200
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	615,660

Total New Jersey				12,659,763

New York - 12.3%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,210,000	(g)
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	400,000	463,732	(c)(d)
New York City, NY, GO, Series D-1	5.000%	3/1/39	1,000,000	1,265,430

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, Sales Tax Revenue, Group 3, Series E, Refunding	5.000%	3/15/38	$1,500,000	$1,878,000
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	750,000	971,887
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	750,000	921,360
New York State Thruway Authority, General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,167,140
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	222,872
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	940,874	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,315,596	(b)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,350,268	(b)
New York State Urban Development Corp., State Personal Income Tax Revenue, Series A	5.000%	3/15/41	750,000	960,202
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	770,768	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,780,605	(b)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,265,810
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,150,980

Total New York				17,635,524

North Carolina - 1.4%
Charlotte, NC, COP, Series P	5.000%	6/1/44	250,000	311,658
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport	5.000%	7/1/36	400,000	506,512

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	$750,000	$996,225
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	119,217

Total North Carolina				1,933,612

Ohio - 1.8%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	641,930
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	250,000	319,508
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	500,000	550,000
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	370,608	(b)(c)(d)
Ohio State Higher Educational Facility Revenue, Xavier University Project, Refunding	5.000%	5/1/34	525,000	671,443

Total Ohio				2,553,489

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	86,511	216	*(h)

Oregon - 1.6%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	303,300	(b)
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	570,000	615,555
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	626,760
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	369,236
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	339,771

Total Oregon				2,254,622

Pennsylvania - 2.1%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	253,970
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	500,000	542,000

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	$250,000	$260,200	(b)(c)(d)
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	605,385
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	250,000	323,657
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	317,663
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	182,232
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	541,615

Total Pennsylvania				3,026,722

Puerto Rico - 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	900,000	925,875
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	75,000	51,750	*(h)
Series DDD, Refunding	5.000%	7/1/21	280,000	193,200	*(h)
Series TT	5.000%	7/1/37	450,000	310,500	*(h)
Series XX	5.250%	7/1/40	270,000	186,638	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	186,910
Restructured, Series A-1	4.550%	7/1/40	50,000	53,249
Restructured, Series A-1	5.000%	7/1/58	1,050,000	1,121,085
Restructured, Series A-2	4.329%	7/1/40	1,340,000	1,407,013
Restructured, Series A-2A	4.550%	7/1/40	1,230,000	1,309,925

Total Puerto Rico				5,746,145

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	488,696	(b)

Tennessee - 0.9%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	250,000	309,493

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bond, Series A	5.000%	7/1/42	$300,000	$366,531
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	571,975	(c)(d)

Total Tennessee				1,247,999

Texas - 8.3%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	284,535
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,153,020	(b)
El Paso, TX, GO, Series B, Refunding	5.000%	8/15/31	945,000	1,251,643
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,138,500
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	532,060	(b)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,273,606	(b)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,241,150
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	105,690	(b)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	603,090
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,512,589
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	130,000	141,816
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	423,510
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/22	2,000,000	2,174,580

Total Texas				11,835,789

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	295,263
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	335,000	320,320
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	150,062

Total U.S. Virgin Islands				765,645

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.4%
Utah Infrastructure Agency, Telecommunications Revenue, Series 2019	5.000%	10/15/26	$250,000	$285,635
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	290,175

Total Utah				575,810

Virginia - 3.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	260,202
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,383,300
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	500,000	568,535
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,113,000	(b)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	364,171	(b)

Total Virginia				4,689,208

Washington - 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/33	500,000	615,380	(b)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	294,918	(c)(d)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	300,000	382,467

Total Washington				1,292,765

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	300,000	382,842	(c)(d)

Wisconsin - 3.7%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,455,272
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	2,000,000	2,124,080	(b)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	$200,000	$173,334	(a)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	614,200

Total Wisconsin				5,366,886

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,759,672)				189,204,256

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.2%
Florida - 0.1%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.020%	11/1/38	100,000	100,000	(i)(j)

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	200,000	200,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $300,000)				300,000

			SHARES
MONEY MARKET FUNDS - 0.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $55,975)	0.038%		55,975	55,975

TOTAL SHORT-TERM INVESTMENTS (Cost - $355,975)				355,975

TOTAL INVESTMENTS - 132.4% (Cost - $177,115,647)				189,560,231
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%				(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (33.1)%				(47,400,000)
Other Assets in Excess of Liabilities - 1.1%				1,632,361

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$143,192,592

††	Represents less than 0.1%.

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The coupon payment on these securities is currently in default as of August 31, 2020.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
SIFMA	—	Securities Industry and Financial Markets Association
USD	—	Unified School District

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	15	12/20	$3,357,663	$3,313,594	$44,069

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

17

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$189,204,256	—	$189,204,256
Short-Term Investments†:
Municipal Bonds	—	300,000	—	300,000
Money Market Funds	$55,975	—	—	55,975
Total Short-Term Investments	55,975	300,000	—	355,975

Total Investments	$55,975	$189,504,256	—	$189,560,231

Other Financial Instruments:
Futures Contracts	$44,069	—	—	$44,069

Total	$100,044	$189,504,256	—	$189,604,300

†	See Schedule of Investments for additional detailed categorizations.

19